FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Nonrecurring Fair Value Measurements
	Year ended December 31, 2016
Description	Carrying amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Property, plant and equipment – cannot be relocated to Xinjiang plant (Note 3)	$198,689	$	$	$—	$198,689

	Year ended December 31, 2017
Description	Carrying amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Property, plant and equipment – cannot be relocated to Xinjiang plant (Note 3)	$2,987,668			$—	$2,987,668